Business combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business combinations

Note 15.     Business combinations

Acquisition of arago GmbH

On February 01, 2021 the Company acquired 51% of the fully diluted share capital of arago GmbH, a private German company, and its affiliates (together, “arago” or the “arago Group”). arago is a leader in artificial intelligence automation. arago aims to provide the benefits of artificial intelligence to enterprise customers globally through knowledge automation. arago uses modern technologies such as inference and machine learning in order to automatically operate the entire IT stack – from heterogeneous environments to individual applications.

The assets, liabilities and results of arago have been consolidated in the Company’s financial statements from the acquisition date of February 01, 2021.

The major classes of assets and liabilities acquired by WISeKey at fair value on the date of acquisition are as follows:

The major classes of assets and liabilities acquired by WISeKey at fair value on the date of acquisition are as follows:

Consolidated Balance Sheet - arago group	Opening balance
As at February 1,
USD'000	2021
ASSETS
Current assets
Cash and cash equivalents	243
Restricted cash, current	70
Accounts receivable, net of allowance for doubtful accounts	568
Convertible note receivable from WISeKey	1,808
Prepaid expenses	464
Other current assets	117
Total current assets	3,270

Noncurrent assets
Property, plant and equipment net of accumulated depreciation	37
Intangible assets, net of accumulated amortization	10,108
Operating lease right-of-use assets	78
Equity securities, at cost	55
Goodwill	—
Deferred tax assets	8
Total noncurrent assets	10,286
TOTAL ASSETS	13,556

LIABILITIES
Current Liabilities
Accounts payable	1,288
Notes payable	3,712
Convertible loan with WISeKey	—
Deferred revenue	909
Current portion of obligations under operating lease liabilities	53
Other current liabilities	1,816
Total current liabilities	7,778

Noncurrent liabilities
Bonds, mortgages and other long-term debt	4,296
Operating lease liabilities, noncurrent	25
Deferred tax liabilities	3,235
Total noncurrent liabilities	7,556
TOTAL LIABILITIES	15,334

TOTAL NET ASSETS	(1,778)

The consideration of USD 22,253,087 for the acquisition of arago was made up of the following components:

-	The arago Third Convertible Loan fair valued at USD 11,166,432 converted at the date of acquisition (see Note 11 for detail).

-	A cash payment of USD 165,160 corresponding to the nominal value at the date of acquisition of the 136,072 arago shares, par value EUR 1.00, acquired.

-	A noncontrolling interest corresponding to the 49% of arago’s share capital, fair valued at USD 10,921,495 based on the fair value calculation of a 51% interest in arago performed to remeasure the arago Third Convertible Loan at the date of acquisition of February 01, 2021. The minority shareholders could put their non-controlling interest to the Group within five years (the “Put Option”). As the Put Option is only settleable in WISeKey Class B Shares it was determined not to be a redeemable non-controlling interest and was recorded in permanent equity and presented as noncontrolling interests in consolidated subsidiaries on the consolidated balance sheet.

The actual cash paid as part of the consideration amounted to CHF 5 million (USD 5,612,985 at the closing rate on the date of acquisition) and USD 165,160 for the nominal value of the arago shares acquired, hence a total cash disbursement of USD 5,778,145, spread across the years ended December 31, 2020 (USD 3,452,298) and 2021 (USD 2,325,847).

Goodwill calculation	USD'000	USD'000
Consideration
Fair value of the convertible loan	11,166
Payment of nominal value of arago shares	165
NCI put option	10,922
Total consideration paid		22,253

Net assets acquired
Total net assets of arago group at acquisition	(1,778)
Total net assets acquired		(1,778)

Goodwill at acquisition		24,031

The goodwill arising from the acquisition of arago is USD 24,031,436. In line with ASC 830, the goodwill balance was recorded in Euros, the functional currency of the acquired business. The Group does not apply pushdown accounting. Therefore, a goodwill of EUR 19,799,052 (using the exchange rate at acquisition) was recorded in the Group’s balance sheet and is translated using the closing rate at each reporting period. See Note 20.

The table below shows the reconciliation of the total consideration for the acquisition of arago to the cash flows from the acquisition of a business, net of cash and cash equivalents acquired disclosed in the Cash Flows from investing activities of the unaudited Consolidated Statements of Cash Flows.

Reconciliation of the total consideration to the cash flow statement	USD'000	USD'000
Total consideration		(22,253)
Deduction of non-cash elements of the total consideration
Fair value of the conversion option	5,553
Fair value of the NCI put option	10,922
Total non-cash elements of the total consideration		16,475
Deduction of cash paid in the year 2020		3,452
Deduction of cash and cash equivalent acquired		313

Cash flow from the acquisition of a business, net of cash and cash equivalents acquired		(2,013)

For the period started on the date of acquisition of February 01, 2021 until the end of the reporting period on December 31, 2021, the revenue of arago recorded in the consolidated income statement was USD 4.6 million, and arago’s net loss was USD 7.1 million.

The Group has concluded that disclosure of comparative financial statements required by ASC 805-10-50-h is impracticable. In line with ASC 250-10-45-9, retrospective application for the comparative financial statements requires significant estimates of amounts, and it is impossible to distinguish objectively information about those estimates that provides evidence of circumstances that existed on the date(s) at which those amounts would be recognized, measured, or disclosed under retrospective application. It is also impossible for management to distinguish objectively information that would have been available when the financial statements for that prior period were issued. We further note that there are no audited financial statements for the arago Group for that period.